LEASE - Reconciliation of operating lease commitments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2019
LEASE
Operating lease commitments disclosed as of December 31, 2018	R$ 1,448,241
Business combination with Fibria		R$ 2,974,729
Discounted through a lessee's incremental loan rate at initial adoption		(1,011,726)
Reclassification from loans and financing		18,225
Agreements revalued as service agreements		(572)
Operating lease commitments as of January 1, 2019		R$ 3,428,897